Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01
Amount Registered | shares	860,000
Proposed Maximum Offering Price per Unit	24.55
Maximum Aggregate Offering Price	$ 21,113,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,916
Offering Note

(1)	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers an indeterminate number of additional shares of common stock, par value $0.01 per share (“Common Stock”), of Core Molding Technologies, Inc. (the “Company” or the “Registrant”), which may be offered and issued under the Second Amendment to the Core Molding Technologies, Inc. 2021 Long-Term Equity Incentive Plan, as amended (the “Incentive Plan”), as a result of any stock dividend, stock split, recapitalization or other similar transactions.
(2)	Consists of (i) 175,000 shares of Common Stock reserved for issuance under the Incentive Plan in connection with the Company’s stockholders approval of the Second Amendment to the Incentive Plan at the 2025 Annual Meeting of Stockholders on May 17, 2025, and (ii) 685,000 shares of Common Stock reserved for issuance under the Incentive Plan in connection with the Company’s stockholders approval of the Third Amendment to the Incentive Plan at the 2026 Annual Meeting of Stockholders on May 14, 2026.
(3)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h) of the Securities Act of 1933, as amended, based on the average of the high ($25.20) and low ($23.90) sales prices per share of the Common Stock as reported on the NYSE American on May 15, 2026.